Directors' and key management remuneration - Summary of aggregate compensation representing the expense recognised under IFRS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Directors And Key Management Remuneration [Abstract]
Short-term employee benefits and costs	$ 22,075	$ 23,978	$ 23,095
Post-employment benefits	477	629	415
Employment termination benefits	310	69	0
Share-based payments	17,632	14,916	8,033
Total	$ 40,494	$ 39,592	$ 31,543